Reverse takeover transaction with NCAC - listing expenses (Details)	10 Months Ended
	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 26, 2024 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Consideration paid:
Fair value of the common shares | $ / shares		$ 3.55
Net identifiable liability acquired:
Cash and cash equivalents	$ 2,322,008		$ 1,334,343	$ 1,805,766	$ 267,705	$ 1,753,437	$ 2,191,095	$ 6,006,436
Accounts payable and accrued liabilities	(1,110,564)		$ (1,798,599)	$ (2,423,467)	$ (1,798,599)		$ (164,500)	$ (127,590)
Derivative warrant liabilities (Note 9)	(776,608)
Listing Expense	$ 31,997,660
NCAC
Consideration paid:
Shares issued to NCAC shareholders | shares	7,794,659
Shares issued to settle NCAC liabilities | shares	150,000
Shares issued to compensate advisors | shares	446,000
Total consideration shares issued NCAC shareholders | shares	8,390,659
Fair value of the common shares | $ / shares	$ 3.55	$ 3.55
Deemed consideration amount for the common shares issued	$ 29,786,839
Net identifiable liability acquired:
Cash and cash equivalents	203
Accounts payable and accrued liabilities	(165)
NCAC promissory note (Note 10)	(1,615,501)
Derivative warrant liabilities (Note 9)	(595,358)
Net liabilities acquired	(2,210,821)
Listing Expense	$ 31,997,660